Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and Other Receivables
Schedule of trade and other receivables
	06.30.21	06.30.20
Lease and services receivables	1,630	1,751
Post-dated checks	567	452
Averaging of scheduled rent escalation	1,215	987
Debtors under legal proceedings	550	604
Property sales receivables	187	24
Consumer financing receivables	16	25
Less: allowance for doubtful accounts	(839)	(929)
Total trade receivables	3,326	2,914
Loans	1,433	1,587
Advance payments	633	765
Others (*)	293	334
Prepayments	418	332
Other tax receivables	316	234
Expenses to be recovered	37	62
Guarantee deposit	10	-
Total other receivables	3,140	3,314
Related parties (Note 30)	8,322	7,250
Total trade and other receivables	14,788	13,478
Non-current	1,223	7,651
Current	13,565	5,827
Total	14,788	13,478

Schedule of allowance for doubtful accounts
	06.30.21	06.30.20
Beginning of the year	929	574
Additions	418	487
Unused amounts reversed	(224)	(30)
Used during the year	-	(4)
Inflation adjustment	(284)	(98)
End of the year	839	929

Schedule of an aging analysis of past due unimpaired and impaired receivables
Type of receivables	Up to 3 months	3 to 6 months	Over 6 months	Non-past due	Impaired	Total
Shopping mall lease and services receivables	332	244	558	1,965	823	3,922
Office leases and services receivables	2	-	-	38	-	40
Consumer financing receivables	-	-	-	-	16	16
Property sales receivables	-	-	-	187	-	187
Total as of June 30, 2021	334	244	558	2,190	839	4,165
Shopping mall leases and services receivables	320	80	112	2,327	904	3,743
Office leases and services receivables	4	-	-	47	-	51
Consumer financing receivables	-	-	-	-	25	25
Property sales receivables	8	8	8	-	-	24
Total as of June 30, 2020	332	88	120	2,374	929	3,843